Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (24)	$ (155)	$ (832)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	0	0	87
Amortization of deferred charges	0	0	19
Gain on sale of assets	0	0	(60)
Other, net	0	0	(538)
Changes in assets and liabilities:
Other current assets	0	0	2,325
Accrued interest	0	0	(232)
Other current liabilities	(81)	69	(29)
Net cash provided by operating activities	(105)	(86)	740
Investing activities:
Proceeds from sale of assets	0	0	8,560
Change in restricted cash and investments	105	6,786	1,584
Net cash provided by investing activities	105	6,786	10,144
Financing activities:
Repayment of debt	0	0	(10,884)
Dividend paid	0	(6,700)	0
Net cash used in financing activities	0	(6,700)	(10,884)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at start of the year	0	0	0
Cash and cash equivalents at end of the year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 0	$ 0	$ 464